Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
Note 4:	Leases
In February 2016, the FASB issued ASU
2016-02:
Leases (Topic 842). This ASU requires a lessee to recognize a right-of-use
asset and a lease liability on its balance sheet for most operating leases. ASU
2016-02
is effective for annual and interim periods beginning after December 15, 2018, including interim periods within those fiscal years. In July 2018, the FASB issued ASU
2018-11,
Leases (Topic 842): Targeted Improvements, which provides companies with an additional optional transition method to apply the new standard to leases in effect at the adoption date through a cumulative effect adjustment. The Company adopted the new lease standard as of January 1, 2021 using the modified retrospective transition method.
The Company elected the package of practical expedients referenced in ASU
2016-02,
which permits companies to retain original lease identification and classification without reassessing initial direct costs for existing leases. The Company also elected the practical expedient that exempts leases with an initial lease term of twelve months or less, as well as the practical expedient that allows companies to select, by class of underlying asset, not to separate lease and non-lease
components. Adoption of this standard resulted in the recognition of a right-of-use
asset and a lease liability on the Company’s January 1, 2021 Consolidated Balance Sheet of $1,560,000 and $1,559,000, respectively. There was no material impact on the Company’s Consolidated Statement of Operations and Comprehensive Loss.
The Company has operating leases for real estate (primarily office space) and certain equipment with various expiration dates. The Company also has finance leases for certain equipment. For the years ended December 31, 2022, 2021 and 2020, the Company’s operating lease cost was $551,000, $434,000, and $314,000, respectively. During the year ended December 31, 2022, cash paid for operating leases was $514,000.

The following table summarizes the classification of operating and finance lease assets and obligations in the Company’s Consolidated Balance Sheets as of December 31, 2022 and December 31, 2021 (in thousands):

	December 31, 2022	December 31, 2021
Operating leases:
Right of use assets	$2,285	$1,139

Operating lease liabilities, current	$458	$235
Operating lease liabilities, noncurrent	1,858	985

Total operating lease liabilities	$2,316	$1,220

Finance leases:
Right of use assets	$71	$102

Finance lease liabilities, current	$35	$32
Finance lease liabilities, noncurrent	48	82

Total finance lease liabilities	$83	$114

Maturities of lease liabilities for the Company’s operating and finance leases are as follows as of December 31, 2022 (in thousands):

	Operating Leases	Finance Leases	Total
2023	$643	$40	$683
2024	660	40	700
2025	665	11	676
2026	583	—	583
2027	260	—	260
Thereafter	—	—	—

Total lease payments	2,811	91	2,902
Less: imputed interest	(495)	(8)	(503)

Present value of lease liabilities	$2,316	$83	$2,399

The weighted average remaining lease term for operating leases is 4.2 years, and 2.3 years for the finance lease. The weighted average discount rate is 8.9% and 8.5% for operating and finance leases, respectively.